RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

On August 1, 2019, the Company entered in a business services agreement (the “Agreement”) with Business Instincts Group (“BIG”), a company that Cameron Chell, CEO and director has a material interest in that he previously controlled, to provide: corporate development and governance, strategic facilitation and management, general business services, office space, corporate business development video content, website redesign and management, and online visibility management. The services are provided by a team of consultants and the costs of all charges are based on the fees set in the Agreement. For the three and six months ended June 30, 2025, the Company incurred fees of $85,395 (2024 - $65,701) and $165,345 (2024 - $125,702) respectively. As at June 30, 2025, the Company was indebted to this company in the amount of $nil (2024 - $nil).

On October 1, 2019, the Company entered into an independent consultant agreement (“Consultant Agreement”) with 1502372 Alberta Ltd, a company controlled by Cameron Chell, CEO and director, to provide executive consulting services to the Company. The costs of all charges are based on the fees set in the Consultant Agreement. For the three and six months ended June 30, 2025, the Company incurred fees of $310,192 (2024 - $109,438) and $414,419 (2024 - $215,688) respectively. As at June 30, 2025, the Company was indebted to this company in the amount of $nil (2024 - $nil).

On May 2, 2022, the Company and entered into an agreement with Scott Larson, a director, to provide executive consulting services to the Company and all fees are set in the consulting agreement. For the three and six months ended June 30, 2025, the Company incurred fees of $36,597 (2024 - $36,991) and $39,458 (2024 - $77,424). As at June 30, 2025, the Company was indebted to this company in the amount of $9,000 (2024 - $nil).

Trade receivables/payables and accrued receivables/payables:

As at June 30, 2025, the Company had $80,212 (2024 - $18,000) payable to related parties that was included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three and six months ended June 30, 2025 and 2024 included:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Director fees	$139,187	$91,463	$271,838	$243,900
Salaries	237,746	127,518	455,256	269,586
Share-based payments	205,363	181,749	399,563	303,861
	$582,296	$400,730	$1,126,657	$817,347

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Six Months Ended June 30, 2025

Expressed in Canadian Dollars (unaudited)

16. RELATED PARTY TRANSACTIONS (CONT’D)

Other related party transactions

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Management fees paid to a company controlled by CEO and director	$85,395	$65,702	$178,679	$125,702
Management fees paid to a company that the CEO holds an economic interest in	306,425	109,437	410,651	215,687
Management fees paid to a company controlled by a director	36,597	36,991	39,458	77,424
	$428,417	$212,130	$628,788	$418,813